Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Minimum Future Rentals on Non-Cancelable Operating Leases

The following is a schedule by years of minimum future rentals on non-cancelable operating leases as of December 31, 2013:

	Lease	Sublease income	Net lease
2014	$6,679	$(656)	$6,023
2015	5,014	(770)	4,244
2016	2,999	(614)	2,385
2017	1,616	(408)	1,208
2018	949	(228)	721
Thereafter	3,177	(684)	2,493

Total minimum future lease payments	$20,434	$(3,360)	$17,074

Purchase Obligations	The following is a schedule by years of purchase obligations as of December 31, 2013:

2014	$1,402
2015	1,161
2016	5
2017	1
2018	—

Total minimum future purchase obligations	$2,569